Loans receivables (Details) - MX Capital Ltd - USD ($) $ in Thousands	Sep. 01, 2023	Jul. 01, 2023	Feb. 01, 2023	Jan. 27, 2022	Feb. 04, 2022
Disclosure of detailed information about borrowings [line items]
Principal amount of loan				$ 43,000
Loan granted					$ 8,000
Additional amount of loan granted					$ 1,888
Payment of loans granted	$ 6,000	$ 13,000	$ 16,000
Interest rate on loan				7.00%